Notes Payable (Details) - Schedule of Promissory - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Promissory [Abstract]
Promissory notes payable	$ 20,229,759	$ 20,229,759
Promissory notes payable-related party	7,800	7,800
Less: Discount	(2,854,483)	(5,117,631)
Less: Deferred finance costs	(24,200)	(49,132)
Promissory notes payable, net	$ 17,358,876	$ 15,070,796